Note 7 - Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Equity Method Investments [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB
Teamhead Automobile	227	160
Sincere Fame	294,349	404,623
Total	294,576	404,783

Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
	As of December 31,
	2016	2017
	RMB	RMB
Statements of Financial Position
Current assets	1,195,048	1,745,693
Non-current assets	6,607,156	16,460,862
Current liabilities	6,679,656	13,022,143
Non-current liabilities	2,617	3,355,068
	Year Ended December 31,
	2015	2016	2017
Results of operation	RMB	RMB	RMB
Net Revenues	599,372	1,347,800	3,424,351
Gross profit	427,258	899,946	2,008,070
Income from operations	158,846	287,975	804,163
Net profit	130,647	235,366	529,524